Label	Element	Value
Class I Prospectus | PNC Target 2020 Fund | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PNC Target 2020 Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to invest in a portfolio of investments that will provide an appropriate balance between capital appreciation and capital preservation in light of the Fund's target date, with income as an additional goal as the Fund nears its target retirement date.

Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	12.47%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	13.12%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(12.36%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.76%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-09-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include "Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the Fee Waiver and Expense Reimbursement is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,595
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,721
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 8,696
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

PNC Target 2020 Fund (the "Fund") is managed for investors who plan to begin withdrawing assets gradually from their account around the year 2020 (the "target date"). The Fund employs a systematic asset allocation strategy ("glide path") that will be strategically modified based on, among other things, market conditions and the number of years remaining until the target date. The Fund invests in a diversified portfolio of equity, fixed income, and other diversifying asset classes ("diversifiers") in an effort to achieve the Fund's investment objective.

The Fund's overall target asset allocation has been designed, as shown below, to increase the Fund's focus on capital preservation as the target date approaches.

	Total Equity Allocation			Total Fixed Income Allocation			Total Diversifier Allocation			Total Cash and Cash Alternatives Allocation
Years to Target Date	Target Allocation	Range		Target Allocation	Range		Target Allocation	Range		Target Allocation	Range
10	45%	20	% - 80%	45%	20	% - 80%	5%	0	% - 30%	5%	0	% - 20%
0	30%	0	% - 60%	55%	30	% - 100%	5%	0	% - 30%	10%	0	% - 25%

The target allocations and ranges shown above are intended to provide an indication of how the Fund may be invested at various times. The Fund's actual allocations can and will differ from the target allocations shown, but will, under normal circumstances and subject to market fluctuations, typically remain within the ranges indicated. The actual allocation of the Fund will include tactical allocations that reflect the Adviser's view of how the Fund's investments should be allocated under then-existing market conditions to achieve the Fund's investment objective, taking into account various factors, such as historical rates of returns on the relevant asset classes, the Adviser's market and economic outlook, interest rates and interest rate expectations and the relative attractiveness of an asset class versus other asset classes, with no single factor being determinative. The Fund reserves the flexibility to change the target allocations and ranges without notice to shareholders. There can be no assurance that the Fund will achieve a certain asset allocation, invest in a particular asset class or instrument, or utilize a particular strategy or technique, either at a certain time or at all.

The Fund seeks to achieve its investment objective by investing in a portfolio of securities and other instruments, which may exclusively, primarily or otherwise include investment companies sponsored by the Fund's Adviser ("other PNC funds") as well as other investment companies, including exchange-traded funds ("ETFs"), unaffiliated with the Fund. A brief description of some of the other PNC funds in which the Fund may invest is included in Appendix A of the statutory prospectus for the Fund.

The Fund may invest in equity securities of any kind, including common stock of small-, mid- and large-capitalization companies, preferred stock, depositary receipts, and convertible stock. Although the Fund may invest in equity securities of any kind, the Fund normally expects to invest primarily in equity securities of companies whose market capitalizations fall within or near the market capitalization range of companies in the Russell 3000 Index.

The Fund may invest in fixed income securities of any kind, including investment grade bonds, high yield debt (junk bonds), sovereign debt, inflation-protected securities, floating and variable rate instruments, mortgage- and asset-backed securities, convertible bonds, municipal bonds, money market instruments, certificates of deposit, and other forms of debt or income-producing securities, including debt that may be restricted as to resale. Investment grade securities are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO"), or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest in fixed income securities of any maturity and may seek to create a portfolio of fixed income securities with any weighted average duration. The Fund does not expect, under current market conditions, that its weighted average duration will significantly exceed that of the longer of Barclays Capital Aggregate Bond Index's and Barclay's Capital U.S. Government/Credit Bond Index's weighted average durations. The Fund will generally seek to limit its investment in high yield debt securities so that no more than 20% of its assets invested in fixed income securities will be invested in high yield debt securities. The Fund's investment exposure to high yield debt securities may exceed 20% because of, among other things, fluctuations in market values, market conditions or the presence of attractive investment opportunities.

The Fund may invest in foreign securities of any kind, including issuers located or doing business in emerging markets and frontier markets. The foreign securities in which the Fund may invest may include securities or instruments denominated in a foreign currency. The Fund will generally seek to limit its investment in foreign equity securities so that, under normal market conditions, no more than 40% of its assets invested in equity securities will be invested in foreign securities and no more than one-third of its assets invested in foreign securities will be invested in emerging market securities. The Fund's investment exposure to foreign securities and emerging markets may exceed these stated limits because of, among other things, fluctuations in market values, market conditions or the presence of attractive investment opportunities.

The Fund may seek exposure to other asset classes ("diversifiers") in an attempt to diversify the Fund's risks, achieve the Fund's investment objective and seek real return (i.e., a rate of return in excess of inflation). The investment performance of these assets is typically characterized by, among other things, a historical lack of close correlation with the performance of traditional asset classes (e.g., stocks and bonds) and, thus, the Fund may invest in them to seek additional diversification and, potentially, lower overall volatility. The Fund may seek exposure to diversifiers, such as commodities, real estate, natural resources, infrastructure projects or operations and other hard assets, through, among other things, investments in investment companies, REITs, exchange-traded notes and derivative instruments. There can be no assurance that investments in diversifiers will have the intended effect of diversifying the Fund's risks or that the performance of investments in diversifiers will be uncorrelated with the performance of the other asset classes in which the Fund invests.

The Fund may invest in cash and cash alternatives of any kind, which are generally securities that are highly liquid, high quality, and have maturity dates of three months or less. Cash alternatives include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements, certificates of deposit, bankers' acceptances, certain commercial paper, variable master demand notes, short-term money market instruments, and money market mutual funds.

The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as a part of a hedging strategy. Derivative instruments include, but are not limited to, put and call options, swaps (including total return swaps, interest rate swaps and credit default swaps), swaptions, futures contracts, options on futures contracts and forward currency contracts. The reference assets underlying such derivative instruments may include, but are not limited to, commodities, indices, interest rates, currencies or measures of volatility. The Fund's use of derivatives could be significant.

The Fund expects to use derivative instruments primarily to provide some measure of protection against significant market volatility, including through the use of put options based on indices, and to generate income, for example, by writing call options on equity securities. Derivatives may be used for any purpose, however, and there can be no assurance that the Fund's use of derivatives will benefit the Fund or that the Fund will use derivative instruments at a time when it would be advantageous to do so.

The Fund may also utilize various strategies and hedging techniques, including those that have historically exhibited low or negative correlations to traditional asset classes. Those strategies may include market-neutral strategies, short sales, long/short strategies, options and equity collar strategies. The Fund may also invest in other investment vehicles, such as ETFs (including ETFs designed to provide returns that are the inverse of an index's return), hedge funds and other private funds, including those that employ the strategies described above.

The Fund anticipates that it will employ a range of investment strategies, including, without limitation, value and growth investing. The Fund expects to reach its most conservative target allocations on or around the target date. When the target allocations of the Fund are substantially the same as those of PNC Retirement Income Fund, the Fund may be merged into PNC Retirement Income Fund at the discretion of the Board of Trustees (the "Board"), or into such other registered investment company as the Board may determine, without prior notice to shareholders of the Fund.

An investment in the Fund may not provide a complete investment program and does not guarantee any level of return or income. You may experience losses by investing in the Fund, including at, near or after the target date. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus and in light of all other relevant factors, including other investments in your portfolio, financial needs, savings rate, risk tolerance, financial goals and time horizons. There can be no assurance that investing in the Fund will provide a sufficient source of income at the target date or that the Fund's returns will keep pace with the rate of inflation.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders) and higher taxable distributions.

Allocation Risk. The Fund's performance could be hurt if the Adviser's asset allocation decisions prove to be incorrect. The Adviser may implement its asset allocation strategy in a way that does not produce the intended result. For example, the Adviser's asset allocation decisions may not anticipate market trends successfully which may result in a failure to preserve capital or lower total return.

Capitalization Risk. Small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. Therefore, small cap stocks may be more volatile than those of larger companies and may have less liquidity, which can reduce their selling prices. Mid capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. As a result, the values of mid cap company stocks may be more volatile than those of larger companies.

Commodity Risk. The Fund's investments in commodities or commodity-linked instruments may expose the Fund to greater volatility than investments in traditional securities. The prices of commodities can swing sharply in response to cyclical economic conditions, political events or the monetary policies of various countries, potentially causing the value of the Fund's securities to be more volatile or to decline in value significantly. In addition, political, economic and other conditions in a limited number of commodity-producing countries, including emerging markets, may have a direct effect on the market value of commodities and the companies that engage in related businesses. The Fund's ability to make such investments may be significantly limited by the Fund's intention to qualify for federal tax purposes as a "regulated investment company," and may bear on the Fund's ability to so qualify. See "Tax Risk" below.

Credit/Counterparty Risk. The values of debt securities or other instruments may be affected by the ability of issuers or the respective counterparties to make principal and interest payments or otherwise meet their obligations to the Fund. If an issuer cannot or will not meet its payment obligations or if its credit rating is lowered or its financial strength deteriorates, the values of its debt securities or other instruments may fall. Obligations issued by U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and Federal Home Loan Banks, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. Counterparty risk may be a greater risk for swaps and other over-the-counter derivatives than it is for exchange-traded derivatives.

Currency Risk. To the extent that the Fund invests directly in foreign currencies or in securities that trade in, and pay revenues in, foreign currencies, or derivatives that provide exposure to foreign currencies, the Fund will be exposed to the risk that the currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the hedged currency. Currency rates in foreign countries may fluctuate significantly over short or long periods of time due to changes in interest rates, governmental or institutional intervention (or lack thereof) or the imposition of currency controls or other political developments.

Derivatives Risk. Derivatives are financial instruments whose values depend upon, or are derived from, the value of a reference asset, such as one or more underlying assets, indexes or currencies and may include, but are not limited to, options, swaps, forward currency contracts, futures and options on futures. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the reference asset. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the value of the reference asset. Some derivatives are "leveraged" and therefore may magnify or otherwise increase investment losses to the Fund, as even a small investment in derivatives can have a significant impact on the Fund's exposure to, among other things, securities' market values, interest rates or currency exchange rates. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. In addition, there is also the risk that the Fund may be unable to terminate or sell a derivatives position. There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations to the Fund. Derivatives are also subject to operations risk, which is the risk that loss will occur as a result of inadequate systems and controls, human error, or otherwise.

Emerging Markets Risk. The risk of investing in issuers located in or tied economically to emerging markets includes all of the risks of investing in foreign markets, generally to a greater extent, including greater fluctuations in market values and currency exchange rates; increased risk of default; greater social, economic, and political uncertainty and instability; increased risk of nationalization, expropriation, or other confiscation of assets of issuers to which the Fund may be exposed; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on the Fund's ability to exchange local currencies for U.S. dollars; lower levels of liquidity; inability to purchase and sell investments or otherwise settle security or derivative transactions; greater risk of issues with share registration and safe custody; unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; and difficulties in obtaining and/or enforcing legal judgments.

Focused Investment Risk. To the extent that the Fund focuses its investments in the securities of a particular issuer or companies in a particular country, group of countries, region, market, industry, group of industries, sector or asset class, the Fund's exposure to various risks may be heightened, including price volatility and adverse economic, market, political or regulatory occurrences affecting that issuer, country, group of countries, region, market, industry, group of industries, sector or asset class.

Foreign (Non-U.S.) Investment Risk. Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or expropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the values of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities.

High-Yield Bond Risk. Investments in high-yield, lower rated securities ("junk bonds") involve greater risk than investments in investment grade securities. Such risks include:

•  A greater risk of price declines than investments in investment grade securities (e.g., securities rated BBB or higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness or economic conditions.

•  The market for high-yield, lower rated securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of the Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

•  A greater risk of default than investments in investment-grade securities due to the predominantly speculative nature of the issuer's ability to make principal and interest payments.

Inflation-Indexed Security Risk. Unlike a conventional bond, whose issuer makes regular fixed interest payments and repays the face value of the bond at maturity, an inflation-indexed security typically provides principal and interest payments that are adjusted over time to reflect a rise (inflation) or a drop (deflation) in the general price level for goods and services. The values of inflation-indexed securities generally fluctuate in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed securities. Conversely, if inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed securities. The Fund's income from its investments in inflation-indexed securities are likely to fluctuate considerably more than the income distributions of its investments in more traditional fixed income securities.

Interest Rate Risk. The value of a debt security typically changes in the opposite direction from a change in interest rates. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Generally, the longer the maturity or duration of a debt security (or a portfolio of such securities), the more the value of that security (or portfolio of securities) will change as a result of changes in interest rates.

Investment Company Risk. The Fund may invest in shares of other investment companies, including ETFs. To the extent that the Fund invests in shares of another investment company or ETF, investors bear their proportionate share of the expenses of the underlying investment company or ETF. ETFs and closed-end investment companies may trade at a price below their net asset value.

Issuer Risk. The value of the Fund's investments may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services, in addition to the historical and prospective earnings of the issuer and the value of its assets.

Leverage Risk. Certain transactions may give rise to a form of leverage, including, but not limited to, derivative instruments, certain ETFs, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed delivery or forward commitment transactions. Leveraging may cause the Fund to liquidate portfolio positions to satisfy its obligations at disadvantageous times or prices. Leveraging, including borrowing, may cause the Fund's performance to be more volatile than if the Fund had not been leveraged. Certain types of leveraging transactions could theoretically be subject to unlimited losses.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. Illiquid securities are securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities. The Fund's investments in securities that are or become illiquid may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Management Risk. The Fund is subject to management risk because it is actively managed. The Adviser and the Committee (as defined below) will apply investment techniques and risk analysis in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired outcome. Additionally, legislative, regulatory or tax developments may affect the investment techniques available to the Adviser and the Committee in managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective. This risk may be especially heightened for this Fund as compared to other investment companies because the Fund has an especially long time horizon and it may be accordingly more difficult for the Adviser to anticipate and/or manage the consequences of certain unforeseeable events successfully during the Fund's investment time horizon.

Market Risk. Market risk is the risk that securities prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response.

Mortgage-Related and Other Asset-Backed Risk. Mortgage-related and other asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. Generally, rising interest rates tend to extend the duration of fixed-rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed-rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates.

Prepayment/Extension Risk. Certain debt obligations, such as callable bonds, may be prepaid prior to their maturity dates. Additionally, the loans collateralizing certain mortgage- and asset-backed securities may be prepaid, affecting the value of the mortgage or asset-backed securities to which they relate. The level of interest rates and other factors affect the frequency of such prepayments. In periods of rising interest rates, prepayment rates tend to decrease, which lengthens the average life of callable bonds or mortgage- and asset-backed securities. The market values of securities with longer average lives (longer maturities) tend to be subject to greater interest rate risk and their values are more volatile as a result. In periods of falling interest rates, prepayment rates tend to increase, shortening the average life of a pool of mortgage-backed securities. This leads to the risk that the Fund may lose any potential price appreciation above the bond's call price and have to reinvest the proceeds from prepayments at lower interest rates.

Real Estate Risk. The Fund may be exposed to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

Short Sale Risk. When the Fund sells a security short, it sells a security that it does not own with the intention of purchasing the same security in the future at a lower price. The Fund may also take a short position through a forward commitment or a short derivative position, such as through a futures contract or swap agreement. If the price of the security sold short or the reference asset of the derivative instrument increases before the transaction is closed, the Fund will typically incur a loss equal to the amount the price of the underlying security or reference asset increases plus any premiums and/or interest paid to the third party.

Tax Risk. The Fund's ability to make direct and indirect investments in some of the asset classes described herein, including investments in commodities and commodity-related instruments or in investment vehicles that provide exposure to commodities or commodity-related instruments, is limited by the Fund's intention to qualify as a regulated investment company under the Code. If the Fund were to fail to qualify as a regulated investment company in any taxable year, and were ineligible to or otherwise did not cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as dividend income.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund commenced operations on October 1, 2012, total return information is not yet available for a full calendar year. Financial information for the Fund from October 1, 2012 through May 31, 2013 is available in the Financial Highlights section of the Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance.

Updated information on the Fund's performance can be obtained by visiting www.pncfunds.com or by calling 1-800-622-FUND (3863).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund commenced operations on October 1, 2012, total return information is not yet available for a full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-622-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pncfunds.com

[1]	"Other Expenses" include a 0.01% administrative fee payable to PNC Capital Advisors, LLC ("PNC Capital") in its capacity as co-administrator for the Fund.
[2]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the period. The "Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include "Acquired Fund Fees and Expenses."
[3]	PNC Capital, also the Fund's investment adviser (the "Adviser"), has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's Other Expenses exceed 0.10%, excluding certain expenses such as extraordinary expenses, administrative fees payable to PNC Capital, taxes, portfolio transaction and other investment-related costs (including brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense, dividend expenses related to short sales and Acquired Fund Fees and Expenses). This expense limitation continues through September 30, 2014, at which time the Fund's Adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within the three years following the year in which the Fund accrues a liability or recognizes a contingent liability with respect to such amounts paid, waived or reimbursed by the Adviser and (b) does not cause the Other Expenses of a class to exceed the percentage expense limitation that was in effect at the time the Adviser paid, waived or reimbursed the amount being repaid by the Fund.